Supplemental information with respect to cash flows (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Scheduled of cash flows information

 Scheduled of cash flows information

Year Ended December 31,	2023	2022	2021
Reclassification of additional paid-in capital on exercise of stock options and warrants	$1,653,289	$—	$41,271
Ordinary shares issued to retire accounts payable (notes 6(b)(ii), 6(b)(iii), 6(b)(viii) and 6(b)(xiii))	$294,000	$125,000	$194,186
Options exercised for settlement of debt (note 6(b)(iv))	$75,000	$—	$—
Ordinary shares issued to retire interest payable and promissory notes payable	$24,000	$—	$23,000
Additional paid-in capital on KWC loan payable (note 4(d))	$—	$113,912	$—